Net Loss per Share - Schedule of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (64,596)	$ (88,219)	$ (25,225)	$ (24,071)	$ (20,057)	$ (21,515)	$ (178,040)	$ (65,643)	$ (88,366)	$ (52,312)
Net income (loss) attributable to non-controlling interest							(3,920)	(884)	(1,176)	362
Net loss attributable to American Well Corporation							$ (174,120)	$ (64,759)	$ (87,190)	$ (52,674)
Denominator:
Weighted-average common shares outstanding—basic and diluted							51,492,988	41,805,929	41,138,798	40,583,826
Net loss per share attributable to common stockholders—basic and diluted							$ (3.38)	$ (1.55)	$ (2.12)	$ (1.30)